OMB APPROVAL
OMB Number: 3235-0582
Expires: January 31, 2015
Estimated average burden hours per response 7.2

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number           811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            November 30

Date of reporting period:          July 1, 2013- June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records
Fund Name:	Center Coast MLP Focus Fund
Reporting Period:	07/01/2013-06/30/2014
Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Description of Vote	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund cast its Vote? For, Against, Abstain	Did the Fund vote With or Against Management?
Enterprise Products Partners LP	EPD	293792107	9/30/2013	Restatement of long term incentive plan	Issuer	Yes	For	With
Enterprise Products Partners LP	EPD	293792107	9/30/2013	Restatement of EPD unit purchase plan	Issuer	Yes	For	With
Crestwood Midstream, LP	CMLP	226378107	10/4/2013	Agreement & plan of merger	Issuer	Yes	For	With
Crestwood Midstream, LP	CMLP	226378107	10/4/2013	Special meeting if not sufficient votes	Issuer	Yes	For	With
Crestwood Midstream, LP	CMLP	226378107	10/4/2013	Compensation payments	Issuer	Yes	For	With
Plains All American Pipeline, LP	PAA	7265031058	11/19/2013	Long-term incentive plan	Issuer	Yes	For	With
Plains All American Pipeline, LP	PAA	7265031058	11/19/2013	Special meeting to solicit additional proxies	Issuer	Yes	For	With
Magellan Midstream Partners, LP	MMP	559080106	4/24/2014	Board of Directors	Issuer	Yes	For	With
Magellan Midstream Partners, LP	MMP	559080106	4/24/2014	Executive Compensation	Issuer	Yes	For	With
Magellan Midstream Partners, LP	MMP	559080106	4/24/2014	Appointment of Independent Auditor	Issuer	Yes	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President
Date	August 6, 2014

* Print the name and title of each signing officer under his or her signature.